Stockholders' Deficit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Stock Option [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Summary of assumptions used for options and warrants granted
	December 31, 2017	December 31, 2016
Exercise price	0.16-0.75	0.25-0.40
Expected dividends	0%	0%
Expected volatility	86.62% - 92.14%	73.44%-90.05%
Risk free interest rate	1.74% - 2.10%	1%-1.39%
Expected life of option	5 years	4.68-5 years

Summary of stock option and warrant activity
	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance – December 31, 2015 – outstanding and exercisable	500,000	0.25	4.93
Granted	1,750,000	0.36	5.0
Exercised	-	-	-
Cancelled/Modified	-	-	-
Balance – December 31, 2016 – outstanding	2,250,000	0.34	4.38
Balance – December 31, 2016 – exercisable	2,200,000	0.30	4.38

Outstanding options held by related party – December 31, 2016	2,250,000	0.34	4.38
Exercisable options held by related party – December 31, 2016	2,200,000	0.30	4.38

Balance – December 31, 2016	2,250,000	$0.34	4.38
Granted	15,499,990	$0.43	5.00
Exercised	-	-	-
Cancelled/Modified	(100,000)	$0.40	-
Balance – December 31, 2017 – outstanding	17,649,990	$0.42	4.27
Balance – December 31, 2017 – exercisable	8,983,322	$0.27	4.15

Outstanding options held by related party – December 31, 2017	17,429,990	$0.42	4.65
Exercisable options held by related party – December 31, 2017	8,843,322	$0.27	4.15

Summary of stock options granted
Options	Value	Purpose for Grant
15,499,990	$1,172,022	Service Rendered

Warrants [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Summary of assumptions used for options and warrants granted
June 30, 2018
Exercise price	$0.20
Expected dividends	0%
Expected volatility	92.14%-100.56%
Risk free interest rate	1.64%-2.69%
Expected life of warrant	4 - 5 years

	December 31, 2017	December 31, 2016
Exercise price	$0.20-0.30	$0.40
Expected dividends	0%	0%
Expected volatility	96.76%-102.21%	73.44-91.54%
Risk free interest rate	1.63%-2.26%	1.13%-1.39%
Expected life of warrant	5 years	5 years

Summary of stock option and warrant activity
	Warrants	Weighted Average Exercise Price

Outstanding – December 31, 2017	46,193,779	$0.24
Granted	15,873,016	0.20
Exercised	(50,000)	0.40
Forfeited/Cancelled	-	-
Outstanding and Exercisable – June 30, 2018	62,016,795	$0.24

	Warrants	Weighted Average Exercise Price

Outstanding and Exercisable – December 31, 2015	10,750,000	0.35
Granted	4,791,666	0.40
Exercised	-	-
Forfeited/Cancelled	-	-
Outstanding – December 31, 2016	15,541,666	$0.36
Granted	30,652,113	0.20
Exercised	-	-
Forfeited/Cancelled	-	-
Outstanding and Exercisable – December 31, 2017	46,193,779	$0.25

Summary of changes in warrants outstanding
Warrants Outstanding				Warrants Exercisable
Exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.20	62,016,795	3.66	0.24	62,016,795	0.24

Warrants Outstanding				Warrants Exercisable
Exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.20– 0.40	46,193,779	4	0.25	46,193,779	0.25